TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net operating loss and capital loss carry forward	$ 36,109	$ 40,520
Valuation allowance	$ (36,109)	$ (40,520)
Net deferred tax asset
Accumulated operating losses		$ 28,600
Accumulated capital losses		$ 115,836
Israeli corporate tax [Member]
Corporate taxable income rate	26.50%	26.50%	25.00%